Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Azzad Ethical Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	12.07%	2.26%	9.87%
Azzad Wise Capital Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	3.35%	2.46%	2.46%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.82%	12.30%	15.05%
Russell MidCap Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.17%	6.02%	13.04%
Bloomberg U.S. Aggregate Bond
Average Annual Return [Line Items]
Average Annual Return, Percent	3.79%	0.08%	1.54%
Bloomberg Intermediate US Gov/Credit Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.19%	2.13%	2.02%